Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

KOPPERS HOLDINGS INC.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended December 31, 2011, 2010 and 2009

	Balance at Beginning of Year	Increase (Decrease) to Expense	Net (Write- Offs) Recoveries	Currency Translation	Balance at End of Year
(Dollars in millions)
2011
Allowance for doubtful accounts	$0.1	$0.3	$(0.1)	$0.0	$0.3

Inventory obsolescence reserves	$2.1	$4.2	$(4.9)	$0.0	$1.4

Deferred tax valuation allowance	$11.4	$(1.2)	$0.0	$0.0	$10.2

2010
Allowance for doubtful accounts	$0.5	$(0.3)	$0.0	$(0.1)	$0.1

Inventory obsolescence reserves	$3.9	$(1.7)	$0.0	$(0.1)	$2.1

Deferred tax valuation allowance	$11.2	$0.2	$0.0	$0.0	$11.4

2009
Allowance for doubtful accounts	$0.5	$0.0	$(0.1)	$0.1	$0.5

Inventory obsolescence reserves	$1.5	$2.3	$(0.2)	$0.1	$3.9

Deferred tax valuation allowance	$8.2	$3.0	$0.0	$0.0	$11.2